Financial instruments and risk management - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018	May 11, 2018	Apr. 26, 2017
Derivative [Line Items]
Convertible bond issued by Archer	$ 258		$ 261
Expense for allowed claim values higher than previous fair values	$ 89	$ 1,064
Interest rate cap | Not designated as a hedge
Derivative [Line Items]
Derivative asset purchased				$ 68
Interest rate cap | LIBOR
Derivative [Line Items]
Capped rate				2.87%
Interest rate cap | LIBOR | Not designated as a hedge
Derivative [Line Items]
Capped rate	2.87%
Archer | Convertible bond
Derivative [Line Items]
Convertible bond issued by Archer					$ 45